Acquired Intangible Assets, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 986	$ 162	$ 498	$ 178	$ 500
Estimated amortization expenses for the three months ended December 31,2013	324
Estimated amortization expenses for the year 2013			1,285
Estimated amortization expenses for the year 2014	240		211
Estimated amortization expenses for the year 2015	24		0
Estimated amortization expenses for the year 2016	23		0
Estimated amortization expenses for the year 2017	$ 23		$ 0